Document and Entity Information	Nov. 08, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	eFFECTOR Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	11120 Roselle Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	925-8215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828522
Common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EFTR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	EFTRW
Security Exchange Name	NASDAQ